Accrued expenses and other current liabilities - Summary of Accrued expenses and other current liabilities (Details) - CNY (¥)		Jun. 30, 2025	Jun. 30, 2024
Payables and Accruals [Abstract]
Accrued expenses	[1]	¥ 1,580,258	¥ 249,028
Payroll payable		465,858	545,361
Refundable security deposits		161,225	194,875
Vehicle payments payable		134,400	134,400
Others		3,065	22,073
Total		¥ 2,344,806	¥ 1,145,737

[1]	The balance primarily consisted of accrued professional service payables for IPO-related consulting and audit fees as of June 30, 2025.